Tax	12 Months Ended
Dec. 31, 2017
Tax
Tax

6 Tax

	2017 £m	2016 £m	2015 £m
Current tax
Charge for the year	(781)	(639)	(98)
Over/(under) provision in respect of prior years	19	(60)	(13)

	(762)	(699)	(111)

Deferred tax
(Charge)/credit for the year	(12)	35	(287)
Reduction in the carrying value of deferred tax assets	—	(17)	—
(Under)/over provision in respect of prior years	(38)	(2)	25

Tax charge for the year	(812)	(683)	(373)

The actual tax charge differs from the expected tax charge computed by applying the standard rate of UK corporation tax of 19.25% (2016 - 20.00%; 2015 – 20.25%) as follows:

	2017	2016	2015
	£m	£m	£m
Expected tax charge	(677)	(300)	(144)
Losses and temporary differences in year where no deferred tax asset recognised	(2)	(1)	(51)
Foreign profits taxed at other rates	(2)	1	(3)
UK tax rate change impact (1)	—	(27)	(51)
Non-deductible goodwill impairment	—	—	(25)
Items not allowed for tax
- losses on disposal and write-downs	(77)	(14)	(1)
- UK bank levy	—	—	(3)
- regulatory and legal actions	(29)	(119)	(106)
- other disallowable items	(31)	(45)	(45)
Non-taxable items	228	65	39
Taxable foreign exchange movements	3	(6)	4
Losses brought forward and utilised	3	5	1
Reduction in carrying value of deferred tax asset in respect of
- UK losses	—	(17)	—
Banking surcharge	(209)	(163)	—
Adjustments in respect of prior years (2)	(19)	(62)	12

Actual tax charge	(812)	(683)	(373)

Notes:

(1)

In recent years, the UK government has steadily reduced the rate of UK corporation tax, with the latest enacted rates standing at 20% with effect from 1 April 2015, 19% from 1 April 2017 and 17% from 1 April 2020.  The Finance (No 2) Act 2015 restricts the rate at which tax losses are given credit in future periods to the main rate of UK corporation tax, excluding the Banking Surcharge 8% rate introduced by this Act.  Deferred tax assets and liabilities at 31 December 2017 take into account the reduced rates in respect of tax losses and non-banking temporary differences and where appropriate, the banking surcharge inclusive rate in respect of other banking temporary differences.

(2)

Prior year tax adjustments incorporate refinements to tax computations made on submission and agreement with the tax authorities. Current taxation balances include provisions in respect of uncertain tax positions, in particular in relation to restructuring and other costs where the taxation treatment remains subject to agreement with the relevant tax authorities.